LOSS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss available to Mecox Lane Limited shareholders-basic and diluted	$ (26,610,291)	$ (22,432,150)	$ (33,223,661)
Denominator:
Weighted average ordinary shares-basic and diluted	418,347,060	404,247,016	405,192,243
Basic and Diluted loss per ordinary share
Basic and diluted loss per ordinary share (in dollars per share)	$ (0.06)	$ (0.06)	$ (0.08)
Options
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	2,200,000	72,747,294	76,510,625
Restricted shares
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	16,211,058	6,730,575	11,678,047